Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Beginning balance	$ (218)
Exchange differences arising on translation of foreign operations	0	$ 88
Changes in fair value of financial assets	0	10	$ (2)
Remeasurement of defined benefit pension plans	2	26	5
Ending balance	(180)	(218)
Accumulated other comprehensive income
Statement [line items]
Beginning balance	(218)	(666)	(548)
Exchange differences arising on translation of foreign operations	(123)	(245)	(72)
Changes in fair value of financial assets	152	142	(179)
Remeasurement of defined benefit pension plans	9	551	133
Ending balance	(180)	(218)	(666)
Defined benefit pension plans
Statement [line items]
Beginning balance	789	238	105
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	9	551	133
Ending balance	798	789	238
Unrealized gain (losses) on securities
Statement [line items]
Beginning balance	(906)	(1,048)	(869)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	152	142	(179)
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	(754)	(906)	(1,048)
Foreign currency translation
Statement [line items]
Beginning balance	(101)	144	216
Exchange differences arising on translation of foreign operations	(123)	(245)	(72)
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ (224)	$ (101)	$ 144